General and Administrative Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Text Block [Abstract]
General and Administrative Expenses

12.    General and Administrative Expenses

General and administrative expenses are comprised of the following items:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Salaries	$7,241	$2,260	$13,652	$3,357
Professional fees	$4,208	$1,174	$6,665	$2,656
Travel expenses	$1,161	$554	$1,882	$719
Other expenses	$3,855	$1,354	$7,063	$2,755

Total	$16,465	$5,342	$29,262	$9,487

12. General and Administrative Expenses

General and administrative expenses are comprised of the following items:

	Year ended December 31,
	2018	2017	2016
Salaries	$11,721	$3,717	$2,640
Professional fees	7,557	1,715	424
Travel expenses	2,031	287	109
Depreciation and amortization	1,598	902	591
Other expenses	8,400	1,780	1,126

Total	$31,307	$8,401	$4,890